Summary of Significant Accounting Policies - Changes in Deferred Revenue (Details) $ in Thousands	3 Months Ended
Mar. 31, 2019 USD ($)
Change in Contract with Customer, Liability [Roll Forward]
Balance at December 31, 2018	$ 296,132
Adoption of ASC 606	(2,772)
Deferred revenue recognized	(103,469)
Additional amounts deferred	121,899
Balance at March 31, 2019	$ 311,790